Banks and Other Borrowings - Schedule of Loan Type in Terms of Currency (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Loan Type in Terms of Currency [Line Items]
Carrying value	$ 34,333,550	$ 4,411,181	$ 17,179,545
Within 1 year	23,549,661	3,025,665	13,402,782
2026			1,907,868
2027	6,274,365	806,132	1,868,895
2028	2,646,939	340,079
2029	1,862,585	239,305
Hong Kong [Member]
Schedule of Loan Type in Terms of Currency [Line Items]
Carrying value	13,029,847	1,674,077	5,559,137
Within 1 year	4,180,530	537,115	1,782,374
2026			1,907,868
2027	4,339,793	557,578	1,868,895
2028	2,646,939	340,079
2029	1,862,585	239,305
United States of America [Member]
Schedule of Loan Type in Terms of Currency [Line Items]
Carrying value	1,105,646	142,054	1,102,204
Within 1 year	1,105,646	142,054	1,102,204
2026
2027
2028
2029
China, Yuan Renminbi [Member]
Schedule of Loan Type in Terms of Currency [Line Items]
Carrying value	20,198,057	2,595,050	10,518,204
Within 1 year	18,263,485	2,346,496	10,518,204
2026
2027	1,934,572	248,554
2028
2029